GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Intangible assets, gross	€ 3,278	€ 3,089
Accumulated amortization	(2,193)	(2,005)
Intangible assets, net	1,085	1,084
Licenses
Intangible assets
Intangible assets, gross	2,322	2,119
Accumulated amortization	(1,239)	(1,038)
Trade name and trademark
Intangible assets
Intangible assets, gross	320	333
Accumulated amortization	(317)	(331)
Patents
Intangible assets
Intangible assets, gross	412	412
Accumulated amortization	(412)	(412)
Organization costs
Intangible assets
Intangible assets, gross	225	225
Accumulated amortization	€ (225)	€ (225)